Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Global Equity Market Neutral Fund	Apr. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,695
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	2,419
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	337
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	1,263
Expense Example, with Redemption, 10 Years	$ 2,537